Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share premium	Receipts on account of warrants	Capital reserve for share- based payments	Capital reserve from hedging	Capital reserve from transactions with related parties	Capital reserve from transactions with Non- controlling interest	Accumulated loss	Parent	Non- controlling interests	Total
Balance as of at Dec. 31, 2019		$ 46,986	$ 9,874	$ 3,181		$ 761	$ (859)	$ (49,522)	$ 10,421	$ 438	$ 10,859
Transactions with owners of the Company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		21,200	14,825	2,723					38,748		38,748
Exercise of warrants		38,013	(23,780)	455					14,688		14,688
Share-based payments		889		1,756					2,645		2,645
Transfer of derivative instrument from liability to equity (see Note 10D)			27,386						27,386		27,386
ADS and warrants issued in connection with the purchase of a subsidiary (see Note 5B)		11,821	1,679						13,500		13,500
Total transactions with owners of the Company		71,923	20,110	4,934					96,967		96,967
Loss for the year								(27,999)	(27,999)	(75)	(28,074)
Balance as of at Dec. 31, 2020		118,909	29,984	8,115		761	(859)	(77,521)	79,389	363	79,752
Transactions with owners of the Company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		540							540		540
Exercise of warrants		3,167	(1,967)						1,200		1,200
Share-based payments		1,335		747					2,082		2,082
Total transactions with owners of the Company		5,042	(1,967)	747					3,822		3,822
Loss for the year								(18,384)	(18,384)	(84)	(18,468)
Balance as of at Dec. 31, 2021		123,951	28,017	8,862		761	(859)	(95,905)	64,827	279	65,106
Transactions with owners of the Company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		1,346							1,346		1,346
Share-based payments		1,110		1,302					2,412		2,412
Total transactions with owners of the Company		2,456		1,302					3,758		3,758
Loss for the year								(21,668)	(21,668)	(92)	(21,760)
Other comprehensive loss for the period					(6)				(6)		(6)
Balance as of at Dec. 31, 2022		$ 126,407	$ 28,017	$ 10,164	$ (6)	$ 761	$ (859)	$ (117,573)	$ 46,911	$ 187	$ 47,098